DERIVATIVE INSTRUMENTS (Tables)	9 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS AND THE FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair Value Of Derivative Warrants

	Fair Value Measurement
	Using Level 3 Inputs
	Derivative
	warrants Assets
	(Liability)	Total
Balance, August 6, 2012	$(411,805)	$(411,805)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	231,521	231,521
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, August 6, 2012	(180,284)	(180,284)
Total gains or losses (realized/unrealized) included in:
Net income (loss)	73,723	73,723
Other comprehensive income (loss)	-	-
Purchases, issuances and settlements	-	-
Transfers in and/or out of Level 3	-	-

Balance, December 31, 2012	$(106,561)	$(106,561)

Warrant Activities

	2012 Warrant Activities				Apic	(Gain) Loss
					Reclassification
			Total	Fair Value of	Change in of	Fair Value of
	Derivative	Non-derivative	Warrant	Derivative	Derivative	Derivative
	Shares	Shares	Shares	Warrants	Liability	Liability
Derivative warrant at August 6, 2012	1,152,000	-	1,152,000	(411,805)	-	-
Mark to market				231,521		(231,521)
Derivative warrant at September 30, 2012	1,152,000	-	1,152,000	(180,284)		(231,521)
Mark to market				73,723		(73,723)
Derivative warrant at December 31, 2012	1,152,000	-	1,152,000	(106,561)		(305,244)

Schedule of Warrant Activities

	Number of	Exercise	Weighted Average	Fair Value at	Aggregate
	Warrant	Price Range	Exercise	Rate of	Intrinsic
	Shares	Per Share	Price	Issuance	Value
Balance, March 31, 2012	-	$-	$-	$-	$-
Granted	1,152,000	0.6405	0.6405	411,805	-
Canceled	-	-	-	-	-
Exercised	-	-	-	-	-
Expired	-	-	-	-	-
Balance, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-

Earned and exercisable, December 31, 2012	1,152,000	0.6405	0.6405	411,805	-
Unvested, December 31, 2012	-	$-	$-	$-	$-

Warrants Outstanding

	Warrants Outstanding			Warrants Exercisable
		Average			Average
		Remaining	Weighted		Remaining	Weighted
		Contractual	Average		Contractual	Average
Range of	Number	Life	Exercise	Number	Life	Exercise
Exercise Prices	Outstanding	(in years)	Price	Exercisable	(in years)	Price
$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405

$0.6405	1,152,000	4.60	$0.6405	1,152,000	4.60	$0.6405